13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Segment Reporting, Finance Charges Earned	$ 152.6	$ 147.7	$ 140.0
Segment Reporting, Insurance Income	40.2	40.4	40.2
Segment Reporting, Other Income	3.9	5.5	6.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	196.7	193.6	186.3
Operating Costs and Expenses
Segment Reporting, Interest Cost	13.2	12.9	11.9
Segment Reporting, Provision for Loan Losses	52.6	32.0	28.8
Segment Reporting, Depreciation	2.7	2.7	2.6
Segment Reporting, Other Expenses	75.5	72.0	67.8
Segment Reporting, Total Expenses	144.0	119.6	111.1
Segment Reporting, Profit	52.7	74.0	75.2
Assets
Segment Reporting, Net Receivables	448.5	458.5	433.1
Segment Reporting, Cash	3.6	4.8	2.5
Segment Reporting, Net fixed assets	6.6	6.3	6.3
Segment Reporting, Other assets	0.6	0.4	0.3
Segment Reporting Information, Net Assets	459.3	470.0	442.2
Segment Reconciliation, Total revenues from reportable segments	196.7	193.7	186.3
Segment Reconciliation, Corporate finance charges earned not allocated to segments	0.1	0.1	0.1
Corporate investment income earned not allocated to segments	5.5	4.8	4.5
Segment Reconciliation, Timing difference of insurance income allocation to segments	7.4	12.0	7.8
Segment Reconciliation, Other revenues not allocated to segments	1.4	(2.2)	1.0
Segment Reconciliation, Consolidated Revenues	211.1	208.4	199.7
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	52.7	74.0	75.2
Segment Reconciliation, Corporate earnings not allocated	14.4	14.7	13.4
Segment Reconciliation, Corporate expenses not allocated	(60.8)	(57.5)	(51.1)
Segment Reconciliation, Income taxes not allocated	(5.3)	(5.3)	(4.2)
Segment Reconciliation, Consolidated Net Income	1.0	25.9	33.3
Segment Reconciliation, Total assets for reportable segments	459.2	470.0	442.2
Segment Reconciliation, Loans held at corporate level	2.3	2.0	1.9
Segment Reconciliation, Unearned insurance at corporate levelvel	(19.2)	(20.5)	(18.1)
Segment Reconciliation, Allowance for loan losses at corporate level	(48.5)	(33.5)	(28.6)
Segment Reconciliation, Cash and cash equivalents held at corporate level	57.5	55.9	13.4
Segment Reconciliation, Investment securities at corporate level	179.2	160.9	155.6
Segment Reconciliation, Equity Method Investment at corporate level	26.2	25.0	26.1
Segment Reconciliation, Fixed assets at corporate level	7.4	3.6	3.9
Segment Reconciliation, Other assets at corporate level	9.8	11.0	9.2
Segment Reconciliation, Consolidated Assets	673.9	674.4	605.6
Division I
Revenues
Segment Reporting, Finance Charges Earned	22.8	23.0	22.0
Segment Reporting, Insurance Income	3.9	4.1	4.1
Segment Reporting, Other Income	0.1	0.1	0.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	26.8	27.2	26.2
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.7	1.7	1.5
Segment Reporting, Provision for Loan Losses	7.8	4.6	3.8
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	11.6	11.6	11.1
Segment Reporting, Total Expenses	21.6	18.4	16.9
Segment Reporting, Profit	5.2	8.8	9.3
Assets
Segment Reporting, Net Receivables	55.0	63.3	56.4
Segment Reporting, Cash	0.4	0.5	0.3
Segment Reporting, Net fixed assets	0.8	1.2	1.2
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	56.2	65.0	57.9
Division II
Revenues
Segment Reporting, Finance Charges Earned	35.8	33.4	31.5
Segment Reporting, Insurance Income	12.0	13.0	12.4
Segment Reporting, Other Income	1.1	1.0	1.6
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	48.9	47.4	45.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.2	3.1	2.9
Segment Reporting, Provision for Loan Losses	13.5	7.2	6.2
Segment Reporting, Depreciation	0.6	0.6	0.6
Segment Reporting, Other Expenses	16.6	15.4	14.3
Segment Reporting, Total Expenses	33.3	26.3	24.0
Segment Reporting, Profit	15.0	21.1	21.5
Assets
Segment Reporting, Net Receivables	107.9	107.9	104.1
Segment Reporting, Cash	0.8	1.1	0.6
Segment Reporting, Net fixed assets	1.9	1.5	1.7
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	110.6	110.5	106.4
Division III
Revenues
Segment Reporting, Finance Charges Earned	32.8	30.6	29.9
Segment Reporting, Insurance Income	12.0	11.7	11.2
Segment Reporting, Other Income	0.9	0.9	1.4
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	45.7	43.2	42.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.0	2.9	2.8
Segment Reporting, Provision for Loan Losses	12.5	6.6	6.8
Segment Reporting, Depreciation	0.4	0.5	0.5
Segment Reporting, Other Expenses	15.5	15.1	14.5
Segment Reporting, Total Expenses	31.4	25.1	24.6
Segment Reporting, Profit	14.3	18.1	17.9
Assets
Segment Reporting, Net Receivables	105.0	101.0	96.9
Segment Reporting, Cash	1.0	1.2	0.6
Segment Reporting, Net fixed assets	1.0	0.8	1.1
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	107.0	103.0	98.6
Division IV
Revenues
Segment Reporting, Finance Charges Earned	34.2	33.0	30.8
Segment Reporting, Insurance Income	6.2	5.1	6.2
Segment Reporting, Other Income	0.9	2.4	1.5
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	41.3	40.5	38.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.1	3.0	2.7
Segment Reporting, Provision for Loan Losses	9.9	7.3	6.6
Segment Reporting, Depreciation	0.6	0.5	0.5
Segment Reporting, Other Expenses	15.9	14.9	14.0
Segment Reporting, Total Expenses	29.5	25.7	23.8
Segment Reporting, Profit	11.8	14.8	14.7
Assets
Segment Reporting, Net Receivables	108.3	107.0	101.3
Segment Reporting, Cash	0.7	1.0	0.5
Segment Reporting, Net fixed assets	1.5	1.3	1.1
Segment Reporting, Other assets	0.4	0.2	0.2
Segment Reporting Information, Net Assets	110.9	109.5	103.1
Division V
Revenues
Segment Reporting, Finance Charges Earned	27.0	27.7	25.8
Segment Reporting, Insurance Income	6.1	6.5	6.3
Segment Reporting, Other Income	0.9	1.1	1.5
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	34.0	35.3	33.6
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.2	2.2	2.0
Segment Reporting, Provision for Loan Losses	8.9	6.3	5.4
Segment Reporting, Depreciation	0.6	0.6	0.5
Segment Reporting, Other Expenses	15.9	15.0	13.9
Segment Reporting, Total Expenses	27.6	24.1	21.8
Segment Reporting, Profit	6.4	11.2	11.8
Assets
Segment Reporting, Net Receivables	72.3	79.3	74.4
Segment Reporting, Cash	0.8	1.0	0.5
Segment Reporting, Net fixed assets	1.4	1.5	1.2
Segment Reporting, Other assets	0.0	0.2	0.1
Segment Reporting Information, Net Assets	$ 74.5	$ 82.0	$ 76.2